Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Description of Organization and Business Operations
Description of Organization and Business Operations

Note 1.Description of Organization and Business Operations

Southport Acquisition Corporation (the “Company” or “Southport”) is a blank check company formed in Delaware on April 13, 2021. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies. Sigma Merger Sub, Inc. (“Merger Sub”), a direct wholly owned subsidiary of the Company, was formed in Delaware on September 9, 2024. The Company’s unaudited condensed financial statements include Merger Sub and are presented on a consolidated basis.

As of September 30, 2024, the Company had not yet commenced any operations. All activity from inception through September 30, 2024 related to the Company’s formation, initial public offering (the “IPO”), and pursuit of a Business Combination.

The registration statement for the Company’s IPO was declared effective on December 9, 2021. On December 14, 2021, the Company consummated the IPO, which involved the Company’s sale of 23,000,000 units (the “Units”) at $10.00 per Unit, generating gross proceeds of $230,000,000, which is discussed in Note 3. The 23,000,000 Units sold by the Company include 3,000,000 Units purchased by the underwriter for the IPO pursuant to the full exercise of its option to purchase up to 3,000,000 additional Units to cover over-allotments. Simultaneously with the closing of the IPO, the Company consummated the private sale of an aggregate of 11,700,000 warrants (the “Private Placement Warrants”) to Southport Acquisition Sponsor LLC (the “Sponsor”) at a price of $1.00 per Private Placement Warrant, generating proceeds to the Company of $11,700,000.

Following the closing of the IPO on December 14, 2021, $234,600,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States, which will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination, (ii) the redemption of any Public Shares (as defined in Note 3) properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (a) to modify the substance or timing of the Company’s obligation to provide its public stockholders the right to have their Public Shares redeemed in connection with an initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the Combination Period (as defined below) or (b) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity, and (iii) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 18 months from December 14, 2021 or during any extended time that the Company has to consummate its initial Business Combination beyond such 18-month period (the “Combination Period”).

On June 9, 2023 (the “First Special Meeting”), the Company’s stockholders approved a proposal to amend the Company’s amended and restated certificate of incorporation (the “First Extension Amendment Proposal”) to extend the time that the Company has to consummate its initial Business Combination (the “First Extension”) from June 14, 2023 to September 14, 2023 and to allow the board of directors of the Company, without another stockholder vote, to elect to further extend the date to consummate an initial Business Combination after September 14, 2023 up to six times, by an additional month each time, up to March 14, 2024.

Prior to the First Special Meeting, on May 25, 2023, the Company and the Sponsor entered into voting and non-redemption agreements (the “Non-Redemption Agreements”) with unaffiliated third parties in exchange for such third parties agreeing (i) not to redeem an aggregate of 4,000,000 shares of Class A common stock sold in its initial public offering (the “Non-Redeemed Shares”) in connection with the First Special Meeting and (ii) to vote in favor of the First Extension Amendment Proposal and the First Extension at the First Special Meeting (other than with respect to certain shares acquired or to be acquired pursuant to the Non-Redemption Agreements). In exchange for the foregoing commitments, the Sponsor agreed to transfer to such third parties an aggregate of up to 1,499,996 shares of Class B common stock held by the Sponsor, with 500,000 of such shares to be transferred to such third parties promptly upon consummation of the First Extension, and an additional 166,666 shares to be transferred to such third parties monthly beginning on September 14, 2023 and up to, and including, February 14, 2024, if the board of directors of the Company elects to further extend the deadline to consummate an initial Business Combination at or prior to such date, in each case, if such third parties continue to hold such Non-Redeemed Shares through the First Special Meeting.

In connection with the First Special Meeting and the entry into the Non-Redemption Agreements, on May 25, 2023, pursuant to the terms of the amended and restated certificate of incorporation of the Company, the Sponsor converted 4,200,000 shares of the Company’s Class B common stock held by it on a one-for-one basis into shares of the Company’s Class A common stock (the “Conversion”). After giving effect to the Conversion, the Company had an aggregate of 27,200,000 shares of Class A common stock issued and outstanding, comprised of 4,200,000 shares held by the Sponsor and not subject to possible redemption and 23,000,000 shares of Class A common stock subject to possible redemption, and 1,550,000 shares of Class B common stock issued and outstanding. In connection with the First Special Meeting, the holders of 18,849,935 shares of Class A common stock properly exercised their right to redeem their shares for an aggregate redemption amount of $197,694,657, resulting in 4,150,065 shares of Class A common stock issued and outstanding and subject to possible redemption. Continental Stock Transfer & Trust Company (the “Trustee”) processed the redemptions and withdrew the $197,694,657 payable to the holders redeeming 18,849,935 shares of Class A common stock on July 7, 2023.

Prior to March 31, 2024, the board of directors of the Company approved six monthly extensions to extend the time the Company had to consummate an initial Business Combination from September 14, 2023 to March 14, 2024. In connection with each of the six monthly extensions, the Sponsor transferred 166,666 shares of the Company’s Class B common stock held by the Sponsor to unaffiliated third parties in accordance with the Non-Redemption Agreements.

In addition, on March 14, 2024 (the “Second Special Meeting”), the Company’s stockholders approved a proposal to amend the Company’s amended and restated certificate of incorporation to further extend the time that the Company has to consummate its initial Business Combination from March 14, 2024 to December 14, 2024 (the “Second Extension”).

In connection with the Second Special Meeting, the holders of 2,986,952 shares of Class A common stock properly exercised their right to redeem their shares for an aggregate redemption amount of $32,214,591, resulting in 1,163,113 shares of Class A common stock issued and outstanding and subject to possible redemption. Accordingly, as of September 30, 2024, there were 5,363,113 shares of Class A common stock issued and outstanding (including 1,163,113 shares of Class A common stock subject to possible redemption) and $12,895,117 held in the Trust Account.

On April 8, 2024, the New York Stock Exchange (the “NYSE”) filed a Form 25 to delist the Company’s Class A common stock, warrants, with each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50, subject to adjustment (“Warrants”) and Units, each consisting of one share of Class A common stock and one-half of one Warrant and remove such securities from registration under Section 12(b) of the Exchange Act. The delisting became effective 10 days after the filing of the Form 25. The deregistration of the Company’s Class A common stock, Warrants and Units under Section 12(b) of the Exchange Act became effective 90 days after the Form 25 filing. Upon deregistration of the Company’s securities under Section 12(b) of the Exchange Act, the Company’s securities will remain registered under Section 12(g) of the Exchange Act. The Company’s Class A common stock, Warrants and Units began trading on the OTC Pink Marketplace on or about March 22, 2024 under the symbols “PORT”, “PORTW” and “PORTU”, respectively.

Agreement and Plan of Merger

On September 11, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Merger Sub and Angel Studios, Inc., a Delaware Corporation (“Angel Studios”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, (i) at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions thereof, and in accordance with the Delaware General Corporation Law, as amended, Merger Sub will merge with and into Angel Studios, with Angel Studios continuing as the surviving corporation and a wholly owned subsidiary of Southport (the “Merger”); (ii) at the Closing, all of the outstanding capital stock of Angel Studios (other than shares subject to Angel Studios options, shares held in treasury and any dissenting shares) will be converted into the right to receive shares of common stock, par value $0.0001 per share, of Southport (“Southport Common Stock”), in an aggregate amount equal to (x) $1,500,000,000 plus the aggregate gross proceeds of any capital raised by Angel Studios prior to the Closing, divided by (y) $10.00; (iii) at the Closing, all of the outstanding options to acquire capital stock of Angel Studios will be converted into comparable options to acquire shares of Southport Common Stock (subject to appropriate adjustments to the number of shares of Southport Common Stock underlying such options and the exercise price of such options); (iv) subject to the approval of the holders of Southport’s public warrants, Southport will amend its public warrants so that, immediately prior to the Closing, each of the issued and outstanding Southport public warrants automatically will convert into 0.1 newly issued share of Southport Class A Common Stock and such warrants will cease to be outstanding; and (v) at the Closing, Southport will be renamed “Angel Studios, Inc.”.

The Merger Agreement is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, the approval of the Merger Agreement and the transactions contemplated thereby by the respective stockholders of Southport and Angel Studios, and the approval by Southport’s stockholders of an extension to Southport’s deadline to consummate a business combination to September 30, 2025 (see Note 11).

Sponsor Support Agreement

On September 11, 2024, Southport also entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”), by and among Southport, the Sponsor, and Angel Studios, pursuant to which the Sponsor has agreed to, among other things, (i) vote in favor of the Merger Agreement and the transactions contemplated thereby and (ii) not redeem its shares of Southport Common Stock in connection therewith. In addition, the Sponsor has agreed to forfeit all of the Southport private placement warrants held by it at the Closing for no additional consideration. The Sponsor has also agreed to cover certain expenses incurred by Southport that are unpaid and payable at the Closing in excess of a specified cap. The Sponsor Agreement will terminate upon the earlier of the termination of the Merger Agreement or written agreement by the parties.

Angel Studios Stockholder Support Agreement

On September 11, 2024, Southport also entered into a Stockholder Support Agreement (the “Angel Studios Stockholder Support Agreement”) by and among Southport, Angel Studios and certain stockholders of Angel Studios (the “Key Stockholders”). Under the Angel Studios Stockholder Support Agreement, the Key Stockholders agreed, with respect to the outstanding shares of Angel Studios common stock held by such Key Stockholders, to vote their shares or execute and deliver a written consent adopting the Merger Agreement and related transactions and approving the Merger Agreement and transactions contemplated thereby.

Risks and Uncertainties

Management is currently evaluating the impact of the Russia-Ukraine war, the war in Israel, interest rate fluctuations, and the recently adopted Securities and Exchange Commission (the “SEC”) rules and amendments affecting special purpose acquisition corporations like the Company, and has concluded that while it is reasonably possible that such matters could have a negative effect on the Company’s financial position, cash flows, results of its operations and/or search for a target company, the specific impacts are not readily determinable as of September 30, 2024. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations. The excise tax is imposed on the repurchasing corporation itself, not its stockholders from whom shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. The IR Act applies only to repurchases that occur after December 31, 2022.

On July 7, 2023, 18,849,935 shares of Class A common stock were redeemed by the Company’s stockholders for a total of $197,694,657 in connection with the First Special Meeting. On March 14, 2024, 2,986,952 shares of Class A common stock were redeemed by the Company’s stockholders for a total of $32,214,591 in connection with the Second Special Meeting. The Company evaluated the classification and accounting of the stock redemption under ASC 450, “Contingencies”. ASC 450 states that when a loss contingency exists, the likelihood that the future events will confirm the loss or impairment of an asset or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The Company evaluated the current status and probability of completing an initial Business Combination as of September 30, 2024 and determined that a contingent liability should be calculated and recorded. As of September 30, 2024, the Company recorded $2,299,092 of excise tax liability calculated as 1% of shares redeemed.

Going Concern

As of September 30, 2024 and December 31, 2023, the Company had cash of $517,975 and $2,171,553, respectively, and working capital deficit of $3,166,087 and $2,808,465, respectively. The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that these financial statements are issued. Management plans to address this uncertainty through capital contributions or working capital loans whereby, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors can, but are not obligated to, loan the Company funds as may be required (see Note 5). However, there is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful within the Combination Period.

Note 1.Description of Organization and Business Operations

Southport Acquisition Corporation. (the “Company”) is a blank check company formed in Delaware on April 13, 2021. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2023, the Company had not yet commenced any operations. All activity from inception through December 31, 2023 relates to the Company’s formation, initial public offering (the “IPO”), and pursuit of a target company to effect a Business Combination.

The registration statement for the Company’s IPO was declared effective on December 9, 2021. On December 14, 2021, the Company consummated the IPO, which involved the Company’s sale of 23,000,000 units (the “Units”) at $10.00 per Unit, generating gross proceeds of $230,000,000, which is discussed in Note 3. The 23,000,000 Units sold by the Company include 3,000,000 Units purchased by the underwriter for the IPO pursuant to the full exercise of its option to purchase up to 3,000,000 additional Units to cover over-allotments. Simultaneously with the closing of the IPO, the Company consummated the private sale of an aggregate of 11,700,000 warrants (the “Private Placement Warrants”) to Southport Acquisition Sponsor LLC (the “Sponsor”) at a price of $1.00 per Private Placement Warrant, generating proceeds to the Company of $11,700,000.

Following the closing of the IPO on December 14, 2021, $234,600,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States, which will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination, (ii) the redemption of any Public Shares (as defined in Note 3) properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (a) to modify the substance or timing of the Company’s obligation to provide its public stockholders the right to have their Public Shares redeemed in connection with an initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within the Combination Period (as defined below) or (b) with respect to any other provision relating to stockholders’ rights or pre-initial Business Combination activity, and (iii) the redemption of the Company’s Public Shares if the Company is unable to complete the initial Business Combination within 18 months from December 14, 2021 or during any extended time that the Company has to consummate its initial Business Combination beyond such 18-month period (the “Combination Period”).

On June 9, 2023 (the “Special Meeting”), the Company’s stockholders approved a proposal to amend the Company’s amended and restated certificate of incorporation (the “Extension Amendment Proposal”) to extend the time that the Company has to consummate its initial Business Combination (the “Extension”) from June 14, 2023 to September 14, 2023 and to allow the board of directors of the Company, without another stockholder vote, to elect to further extend the date to consummate an initial Business Combination after September 14, 2023 up to six times, by an additional month each time, up to March 14, 2024, providing the Company a 21-month period (or up to 27-month period) from the closing of the IPO to consummate its initial Business Combination.

Prior to the Special Meeting, on May 25, 2023, the Company and the Sponsor entered into voting and non-redemption agreements (the “Non-Redemption Agreements”) with unaffiliated third parties in exchange for such third parties agreeing (i) not to redeem an aggregate of 4,000,000 shares of Class A common stock sold in its initial public offering (the “Non-Redeemed Shares”) in connection with the Special Meeting and (ii) to vote in favor of the Extension Amendment Proposal and the Extension at the Special Meeting (other than with respect to certain shares acquired or to be acquired pursuant to the Non-Redemption Agreements). In exchange for the foregoing commitments, the Sponsor agreed to transfer to such third parties an aggregate of up to 1,499,996 shares of Class B common stock held by the Sponsor, with 500,000 of such shares to be transferred to such third parties promptly upon consummation of the Extension, and an additional 166,666 shares to be transferred to such third parties monthly beginning on September 14, 2023 and up to, and including, February 14, 2024, if the board of directors of the Company elects to further extend the deadline to consummate an initial Business Combination at or prior to such date, in each case, if such third parties continue to hold such Non-Redeemed Shares through the Special Meeting.

In connection with the Special Meeting and the entry into the Non-Redemption Agreements, on May 25, 2023, pursuant to the terms of the amended and restated certificate of incorporation of the Company, the Sponsor converted 4,200,000 shares of the Company’s Class B common stock held by it on a one-for-one basis into shares of the Company’s Class A common stock (the “Conversion”). After giving effect to the Conversion, the Company had an aggregate of 27,200,000 shares of Class A common stock issued and outstanding, comprised of 4,200,000 shares held by the Sponsor and not subject to possible redemption and 23,000,000 shares of Class A common stock subject to possible redemption, and 1,550,000 shares of Class B common stock issued and outstanding. In connection with the Special Meeting, the holders of 18,849,935 shares of Class A common stock properly exercised their right to redeem their shares for an aggregate redemption amount of $197,694,657, resulting in 4,150,065 shares of Class A common stock issued and outstanding and subject to possible redemption. Accordingly, at December 31, 2023, there were 8,350,065 shares of Class A common stock issued and outstanding, including 4,150,065 shares of Class A common stock subject to possible redemption. Continental Stock Transfer & Trust Company (the “Trustee”) processed the redemptions and withdrew the $197,694,657 payable to the holders redeeming 18,849,935 shares of Class A common stock on July 7, 2023.

Prior to December 31, 2023, the board of directors of the Company approved four monthly extensions to extend the time the Company had to consummate an initial Business Combination from September 14, 2023 to January 14, 2024.

As described in Note 11 to the financial statements (Subsequent Events), in January and February 2024, the board approved two further monthly extensions up to March 14, 2024. In connection with each of the monthly extensions, the Sponsor transferred 166,666 shares of the Company’s Class B common stock held by the sponsor to unaffiliated third parties in accordance with those certain voting and non-redemption agreements previously entered into between the sponsor and such third parties. In addition, on March 14, 2024, the Company’s stockholders approved a proposal to amend the Company’s amended and restated certificate of incorporation to further extend the time that the Company has to consummate its initial Business Combination from March 14, 2024 to December 14, 2024.

In connection with the vote to extend the time that the Company has to consummate its initial Business Combination from March 14, 2024 to December 14, 2024, the holders of 2,986,952 shares of Class A common stock properly exercised their right to redeem their shares for an aggregate redemption amount of $32,214,591, resulting in 1,163,113 shares of Class A common stock issued and outstanding and subject to possible redemption.

Risks and Uncertainties

Management is currently evaluating the impact of the Russia-Ukraine war, the war in Israel, interest rate fluctuations and increased inflation, and the recently adopted SEC rules and amendments affecting special purpose acquisition corporations like the Company, and has concluded that while it is reasonably possible that such matters could have a negative effect on the Company’s financial position, cash flows, results of its operations and/or search for a target company, the specific impacts are not readily determinable as of December 31, 2023. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign corporations. The excise tax is imposed on the repurchasing corporation itself, not its stockholders from whom shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. The IR Act applies only to repurchases that occur after December 31, 2022.

On July 7, 2023, 18,849,935 shares of Class A common stock were redeemed by the Company’s stockholders for a total of $197,694,657 in connection with the stockholder vote to approve the Company’s Extension Amendment Proposal. The Company evaluated the classification and accounting of the stock redemption under ASC 450, “Contingencies”. ASC 450 states that when a loss contingency exists, the likelihood that the future events will confirm the loss or impairment of an asset or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The Company evaluated the current status and probability of completing an initial Business Combination as of December 31, 2023 and determined that a contingent liability should be calculated and recorded. As of December 31, 2023, the Company recorded $1,976,947 of excise tax liability calculated as 1% of shares redeemed.

Going Concern

As of December 31, 2023 and 2022, the Company had cash of $2,171,553 and $50,858, respectively, and a working capital deficit of $2,808,465 and $929,527, respectively. The Company has incurred and expects to continue to incur significant costs in pursuit of its financing and acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that these financial statements are issued. Management plans to address this uncertainty through working capital loans whereby, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors can, but are not obligated to, loan the Company funds as may be required (see Note 5). However, there is no assurance that the Company’s plans to raise capital or to consummate a Business Combination will be successful or successful within the Extended Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.